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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AS AND OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:
                                G.T.  Global Variable Investment Series
                                50 California Street, 27th Floor
                                San Francisco, CA 94111

 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:
                                GT Global Variable America Fund
                                GT Global Variable New Pacific Fund
                                GT Global Variable Europe Fund
                                GT Global Variable International Fund
                                GT Global Money Market Fund

 ______________________________________________________________________________
 3. Investment Company Act File Number:
                                811-7166

    Securities Act File Number:
                                33-52038

 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:
                                December 31, 1995

 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                         / /
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):




 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                Number: -0-
                                Sale Price: $-0-

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                                Number: -0-
                                Sale Price: $-0-

 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:
                                Number: -0-
                                Sale Price: $-0-


 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.
                                Number: -0-
                                Sale Price: $-0-

 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
                                Number: -0-
                                Sale Price: $-0-

 ______________________________________________________________________________

 12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during       $-0-
         the fiscal year in reliance on rule 24f-2
         (from Item 10):

     (ii) Aggregate price of shares issued in connection      $-0-
         with dividend reinvestment plans (from Item 11, if applicable):

     (iii) Aggregate price of shares redeemed or repurchased $-0-during the fiscal year (if applicable):

     (iv) Aggregate price of shares redeemed or repurchased   $-0-
         and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

     (v) Net aggregate price of securities sold and issued    $-0-
         during the fiscal year in reliance on rule 24f-2 line (i), plus line (ii), less line (iii), plus line (iv) (if applicable):

     (vi) Multiplier prescribed by Section 8(b) of the        1/29%
         Securities Act of 1933 or other applicable law or regulation (see instruction C.8):

     (vii) Fee due (line (i) or line (v) multiplied by        $-0-
         line (vi)):



 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of informal and Other Procedures (17 CFR 202.3a).

                                                                         / /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)* /s/ David J. Thelander
                            ------------------------------
                            David J. Thelander, Assistant Secretary
                            ----------------------------------------

  Date 2/29/96
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*Please print the name and title of the signing officer below the signature.

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